Offerings - Offering: 1	Jul. 29, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, $0.01 par value per share
Amount Registered | shares	5,352,710
Proposed Maximum Offering Price per Unit	29.18
Maximum Aggregate Offering Price	$ 156,192,077.80
Fee Rate	0.01476%
Amount of Registration Fee	$ 23,053.95
Offering Note	The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers 5,352,710 shares of common stock, $0.01 par value per share (the "Common Stock"), of Antero Resources Corporation, a Delaware corporation, that may be delivered with respect to awards under the Amended and Restated Antero Resources Corporation 2020 Long Term Incentive Plan (as amended from time to time, the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the New York Stock Exchange on July 26, 2024 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $29.18.